Document and Entity Information	Feb. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	HumanCo Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39769
Entity Tax Identification Number	85-3357217
Entity Address, Address Line One	P.O. Box 90608
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78709
City Area Code	512
Local Phone Number	535-0440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001829042
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	HMCOU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	HMCO
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HMCOW
Security Exchange Name	NASDAQ